Schedule of selling, general and administrative expenses (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Schedule Of Selling General And Administrative Expenses
Software Subscription	$ 747,234	$ 898,870
Office and general	206,180	199,756
Professional fees	291,084	414,482
Dues and Subscriptions	612,476	269,106
Rent	210,206	207,560
Consulting fees	58,890	62,598
Travel	33,288	160,643
Donations	788	7,449
Lease expense	1,805	71,148
Insurance	91,993	90,613
Selling, general and administrative	$ 2,253,944	$ 2,382,225